CASH	12 Months Ended
Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
CASH

Cash represents cash in bank and cash on hand. Cash as of December 31, 2013 and December 31, 2012 consists of the following:

	December 31, 2013	December 31, 2012

Bank balances and cash (a)	$376,064,243	$390,646,863
Less: Restricted cash (b)	(114,803,746)	(145,413,726)
Less: Certificates of deposit (c)	(24,200,075)	(16,372,128)
	$237,060,422	$228,861,009

Non-current portion
Certificates of deposit (c)	$-	$3,210,221

(a)	Bank balances and cash

Unrestricted cash as of December 31, 2013 and December 31, 2012 was $237,060,422 and $228,861,009, respectively. As of December 31, 2013 and December 31, 2012, unrestricted cash of $232,491,635 and $221,014,759 was held respectively, in Renminbi and USD on deposit with banks located in the PRC. Renminbi is not a freely convertible currency and the remittance of funds out of the PRC is subject to the exchange restrictions imposed by the PRC government.

(b)	Restricted cash

As of December 31, 2013 and December 31, 2012, the Company’s cash amounting to $114,803,746 and $145,413,726 respectively, were restricted and deposited in certain banks as security for notes payable to the banks.

(c)	Certificates of deposit

As of December 31, 2013, seven of the Certificates of deposit were held in Renminbi on deposit with a bank located in the PRC. The annual interest rate is 2.80% and 3.08%. The Certificates of deposit mature from January 2014 to August, 2014.

As of December 31, 2013, cash is classified by geographical areas is set out as follows:

	Bank balances and cash	Restricted Cash	Certificates of deposit	December 31, 2013

Hong Kong	$2,725,110	$-	$-	$2,725,110
United States	1,843,677	-	-	1,843,677
The PRC	232,491,635	114,803,746	24,200,075	371,495,456
	$237,060,422	$114,803,746	$24,200,075	$376,064,243

As of December 31, 2012, cash is classified by geographical areas is set out as follows:

	Bank balances and cash	Restricted Cash	Certificates of deposit	December 31, 2012

Hong Kong	$5,917,837	$-	$-	5,917,837
United States	1,928,413	-	-	1,928,413
The PRC	221,014,759	145,413,726	19,582,349	386,010,834
	$228,861,009	$145,413,726	$19,582,349	393,857,084

Maximum exposure to credit risk:

As of December 31, 2013, cash is denominated in the following currencies:

	Bank balances and cash	Restricted Cash	Certificates of deposit	December 31, 2013

USD	$4,551,463	$-	$-	$4,551,463
RMB (Current)	232,491,122	114,803,746	24,200,075	371,494,943
HKD	17,837	-	-	17,837
	$237,060,422	$114,803,746	$24,200,075	$376,064,243

As of December 31, 2012, cash is denominated in the following currencies:

	Bank balances and cash	Restricted Cash	Certificates of deposit	December 31, 2012

USD	$7,906,574	$-	$-	$7,906,574
RMB (Current)	220,942,109	145,413,726	16,372,128	382,727,963
RMB (Non-current)	-	-	3,210,221	3,210,221
HKD	12,326	-	-	12,326
	$228,861,009	$145,413,726	$19,582,349	$393,857,084